Accounts Receivable (Table)	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Schedule of accounts receivable
	December 31,
	2014	2013
Accounts receivable	$2,696,420	$2,984,690
Less: allowance for doubtful accounts	(132,301)	(58,367)
	$2,564,119	$2,926,323